Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income	$ 378.5	$ 346.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	144.2	148.4
Share-based compensation expenses	3.0	3.0
Impairment charges		7.5
Unrealized foreign exchange loss		0.3
Deferred income tax expense	13.2	11.9
Other non-cash items	(6.0)	(2.4)
Acquisition of gold bullion	(23.0)	(21.2)
Proceeds from sale of gold bullion	26.5	17.5
Changes in other assets	(26.7)	(5.7)
Operating cash flows before changes in non-cash working capital	509.7	506.1
Changes in non-cash working capital:
Increase in receivables	(24.5)	(22.3)
Decrease (increase) in prepaid expenses and other	2.6	(6.3)
Increase (decrease) in current liabilities	0.1	(8.0)
Net cash provided by operating activities	487.9	469.5
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(12.8)	(733.5)
Acquisition of investments	(47.4)
Acquisition of energy well equipment	(0.6)	(0.7)
Proceeds from repayment of loan receivable	42.7
Proceeds from sale of investments	1.7	12.7
Net cash used in investing activities	(16.4)	(721.5)
Cash flows used in financing activities
Payment of dividends	(101.4)	(87.0)
Proceeds from draw of revolving credit facilities		150.0
Repayment of revolving credit facilities		(150.0)
Credit facility amendment costs		(0.1)
Proceeds from exercise of stock options	5.2	0.3
Net cash used in financing activities	(96.2)	(86.8)
Effect of exchange rate changes on cash and cash equivalents	(4.0)	2.3
Net change in cash and cash equivalents	371.3	(336.5)
Cash and cash equivalents at beginning of period	539.3	534.2
Cash and cash equivalents at end of period	910.6	197.7
Supplemental cash flow information:
Dividend income received	8.2	13.9
Interest and standby fees paid	1.3	1.3
Income taxes paid	$ 59.3	$ 51.3